Goodwill (Tables)	12 Months Ended
Jun. 30, 2018
Intangible Assets, Net/Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill
For the year ended June 30, 2018
Balance as of July 1, 2017	$195,080
Reverse of goodwill arising from acquisition of Judge China	(26,302)
Foreign currency translation adjustment	4,782
$173,560